Revenue Recognition	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Revenue Recognition
Change in Accounting Policy
In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers and has since amended the standard with Accounting Standards Update 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date, Accounting Standards Update 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), Accounting Standards Update 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing, Accounting Standards Update 2016-12, Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients, and Accounting Standards Update 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, collectively referred to hereinafter as ASU 2014-09. These standards replace existing revenue recognition rules with a single comprehensive model to use in accounting for revenue arising from contracts with customers. In February 2017, the FASB issued Accounting Standards Update 2017-05, Other Income – Gains and Losses from the Derecognition of Nonfinancial Assets: Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets (ASU 2017-05). ASU 2017-05 clarifies how entities account for the derecognition of a nonfinancial asset and adds guidance for partial sales of nonfinancial assets. U.S. Cellular adopted the provisions of ASU 2014-09 and ASU 2017-05 and applied them to all contracts as of January 1, 2018, using a modified retrospective method. Under this method, the new accounting standard is applied only to the most recent period presented, recognizing the cumulative effect of the accounting change as an adjustment to the beginning balance of retained earnings. Accordingly, prior periods have not been recast to reflect the new accounting standard. The cumulative effect of applying the provisions of ASU 2014-09 resulted in an increase of $175 million in retained earnings as of January 1, 2018. ASU 2017-05 had no impact to retained earnings as of January 1, 2018.
As a practical expedient, U.S. Cellular groups similar contracts or similar performance obligations together into portfolios of contracts or performance obligations if doing so does not result in a significant difference from applying the new accounting standard to the individual contracts. U.S. Cellular applies this grouping method for the following types of transactions: device activation fees, contract acquisition costs, and certain customer promotions. Contract portfolios will be recognized over the respective expected customer lives or terms of the contracts.
The line items impacted by the adoption of ASU 2014-09 and ASU 2017-05 in the Consolidated Statement of Operations and the Consolidated Balance Sheet are presented below.
Consolidated Statement of Operations

Year Ended December 31, 2018	Results under prior accounting standards	Adjustment	As reported
(Dollars in millions, except per share amounts)
Operating revenues
Service	$3,086	$(108)	$2,978
Equipment sales	894	95	989
Total operating revenues	3,980	(13)	3,967
Cost of equipment sold	1,030	1	1,031
Selling, general and administrative	1,393	(5)	1,388
(Gain) loss on license sales and exchanges, net	(17)	(1)	(18)
Total operating expenses	3,815	(6)	3,809
Operating income (loss)	166	(8)	158
Income (loss) before income taxes	223	(8)	215
Income tax expense (benefit)	53	(2)	51
Net income	170	(6)	164
Net income attributable to U.S. Cellular shareholders	156	(6)	150
Basic earnings per share attributable to U.S. Cellular shareholders	$1.81	$(0.06)	$1.75
Diluted earnings per share attributable to U.S. Cellular shareholders	$1.79	$(0.07)	$1.72
Numbers may not foot due to rounding.
The decrease in Service revenues and the increase in Equipment sales revenues are driven primarily by differences in the timing and classification of revenue recognized for certain arrangements with multiple performance obligations and ceasing to record deferred imputed interest and the resulting interest income on equipment installment contracts. Under prior accounting standards, revenues were allocated to deliverables using the relative selling price method, where consideration was allocated to each element on the basis of its relative selling price. Revenue recognized for the delivered items was limited to the amount due from the customer that was not contingent upon the delivery of additional products or services. Under ASU 2014-09, the revenue allocation of the transaction price is based on the relative standalone selling prices of the individual performance obligations in the customer’s contract, and the resulting revenue attributable to each is recognized as control over the performance obligation is transferred to the customer. This has resulted in increased Equipment sales revenues as more revenue is allocated to discounted equipment than under prior accounting standards. Under prior accounting standards, U.S. Cellular deferred imputed interest related to equipment installment plan receivable contracts that exceeded twelve months, and recognized the corresponding interest income over the contract period in Service revenues. Under the provisions of ASU 2014-09, U.S. Cellular has determined that equipment installment plan contracts do not contain a significant financing component, and accordingly, U.S. Cellular ceased recording deferred imputed interest and the resulting interest income on equipment installment contracts upon the adoption of ASU 2014-09.
Cost of equipment sold increased due to a change in timing of recognition of cost of goods sold in the agent channel. Under prior accounting standards, Equipment sales to agents and the related Cost of equipment sold were recognized when equipment was sold through from the agent to end user customers. In accordance with the provisions of ASU 2014-09, such amounts are recognized when U.S. Cellular delivers the equipment to the agent. Fluctuations in Selling, general and administrative expenses are due to the capitalization and amortization of contract acquisition and contract fulfillment costs under ASU 2014-09.
Under ASU 2017-05, (Gain) loss on license sales and exchanges, net is calculated by subtracting the carrying amount of the distinct asset being disposed from the consideration measured and allocated to that distinct asset. With respect to license exchange transactions, the consideration, or transaction price, is the fair value of the licenses received. Under prior accounting standards, the transaction price was typically the fair value of the licenses surrendered.
 Consolidated Balance Sheet

As of December 31, 2018	Results under prior accounting standards	Adjustment	As reported
(Dollars in millions)
Accounts receivable
Customers and agents, less allowances	$844	$64	$908
Prepaid expenses	88	(25)	63
Other current assets	31	3	34
Total current assets	1,769	43	1,812
Licenses	2,185	1	2,186
Investments in unconsolidated entities	424	17	441
Other assets and deferred charges	418	161	579
Total assets	7,052	222	7,274
Customer deposits and deferred revenues	178	(21)	157
Other current liabilities	90	4	94
Total current liabilities	708	(17)	691
Deferred income tax liability, net	459	51	510
Other deferred liabilities and credits	371	18	389
Retained earnings	2,275	169	2,444
Total U.S. Cellular shareholders' equity	3,888	169	4,057
Noncontrolling interests	9	1	10
Total equity	3,897	170	4,067
Total liabilities and equity	$7,052	$222	$7,274
Numbers may not foot due to rounding.
As a result of adoption of ASU 2014-09, U.S. Cellular recorded short-term and long-term contract assets and contract liabilities in its Consolidated Balance Sheet as of December 31, 2018. Under ASU 2014-09, the timing of recognition of revenue for each performance obligation may differ from the timing of the customer billing, creating a contract asset or contract liability. See Contract Balances below for additional information. Contract assets are included in Other current assets if short-term in nature or Other assets and deferred charges if long-term in nature. Short-term contract liabilities are classified as Customer deposits and deferred revenues and long-term contract liabilities are included in Other deferred liabilities and credits. Accounts receivable increased as a result of U.S. Cellular ceasing to record deferred imputed interest. Certain prepaid expenses decreased due to a change in timing of recognition of sales of equipment to agents. Investments in unconsolidated entities increased due to the cumulative effect of applying the provisions of ASU 2014-09 to certain of U.S. Cellular’s equity method investments as of January 1, 2018. Deferred income tax liabilities, net, increased due to the provisions of ASU 2014-09 increasing the net basis of assets on a U.S. GAAP basis, without a corresponding increase in tax basis. Contract cost assets have also been created as a result of ASU 2014-09 due to capitalization of costs to obtain a new contract. See Contract Cost Assets below for additional information.
Nature of goods and services
The following is a description of principal activities from which U.S. Cellular generates its revenues.

Services and products	Nature, timing of satisfaction of performance obligations, and significant payment terms

Wireless services
Wireless service includes voice, messaging and data services. Revenue is recognized in Service revenues as wireless service is provided to the customer. Wireless services generally are billed and paid in advance on a monthly basis.

Wireless devices and accessories
U.S. Cellular offers a comprehensive range of wireless devices such as handsets, tablets, mobile hotspots, home phones and routers for use by its customers, as well as accessories. U.S. Cellular also sells wireless devices to agents and other third-party distributors for resale. U.S. Cellular frequently discounts wireless devices sold to new and current customers. U.S. Cellular also offers customers the option to purchase certain devices and accessories under installment contracts over a specified time period. For certain equipment installment plans, after a specified period of time, the customer may have the right to upgrade to a new device. Such upgrades require the customer to enter into an equipment installment contract for the new device, and transfer the existing device to U.S. Cellular. U.S. Cellular recognizes revenue in Equipment sales revenues when control of the device or accessory is transferred to the customer, which is generally upon delivery.

Wireless roaming
U.S. Cellular receives roaming revenues when other wireless carriers’ customers use U.S. Cellular’s wireless systems. U.S. Cellular recognizes revenue in Service revenues when the roaming service is provided to the other carrier’s customer.

Wireless Eligible Telecommunications Carrier (ETC) Revenues
Telecommunications companies may be designated by states, or in some cases by the FCC, as an ETC to receive support payments from the Universal Service Fund if they provide specified services in “high cost” areas. ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular’s designation as an ETC in various states.

Wireless tower rents
U.S. Cellular receives tower rental revenues when another carrier leases tower space on a U.S. Cellular owned tower. U.S. Cellular recognizes revenue in Service revenues in the period during which the services are provided.

Activation fees	U.S. Cellular charges its end customers activation fees in connection with the sale of certain services and equipment. Activation fees are deferred and recognized over the period benefitted.

Significant Judgments
Revenues from sales of equipment are recognized when control has transferred to the customer. Service revenues are recognized as the related service is provided. Services are deemed to be highly interrelated when the method and timing of transfer and performance risk are the same. Highly interrelated services that are determined to not be distinct have been grouped into a single performance obligation. Each month of services promised is a performance obligation. The series of monthly service performance obligations promised over the course of the contract are combined into a single performance obligation for purposes of the allocation.
U.S. Cellular has made judgments regarding transaction price, including but not limited to issues relating to variable consideration, time value of money and returns. When determined to be significant in the context of the contract, these items are considered in the valuation of transaction price at contract inception or modification, as appropriate.
Multiple Performance Obligations
U.S. Cellular sells bundled service and equipment offerings. In these instances, U.S. Cellular recognizes its revenue based on the relative standalone selling prices for each distinct service or equipment performance obligation, or bundles thereof. U.S. Cellular estimates the standalone selling price of the device or accessory to be its retail price excluding discounts. U.S. Cellular estimates the standalone selling price of wireless service to be the price offered to customers on month-to-month contracts.
Equipment Installment Plans
Equipment revenue under equipment installment plan contracts is recognized at the time the device is delivered to the customer for the amount allocated to the equipment under ASU 2014-09.
Incentives
Discounts and incentives that are deemed cash are recognized as a reduction of Operating revenues concurrently with the associated revenue.
U.S. Cellular issues rebates to its agents and end customers. These incentives are recognized as a reduction to revenue at the time the corresponding revenue is recognized. The total potential rebates and incentives are reduced by U.S. Cellular’s estimate of rebates that will not be redeemed by customers based on historical experience of such redemptions.
From time to time, U.S. Cellular may offer certain promotions to incentivize customers to switch to, or to purchase additional services from, U.S. Cellular. Under these types of promotions, an eligible customer may receive an incentive in the form of a discount off additional services purchased shown as a rebate or credit to the customer’s monthly bill. U.S. Cellular accounts for the future discounts as material rights at the time of the initial transaction by allocating and deferring a portion of service and equipment revenue based on the relative proportion of the future discounts in comparison to the aggregate initial purchase. The deferred revenue will be recognized as service revenue in future periods.
Amounts Collected from Customers and Remitted to Governmental Authorities
U.S. Cellular records amounts collected from customers and remitted to governmental authorities on a net basis within a tax liability account if the tax is assessed upon the customer and U.S. Cellular merely acts as an agent in collecting the tax on behalf of the imposing governmental authority. If the tax is assessed upon U.S. Cellular, then amounts collected from customers as recovery of the tax are recorded in Service revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled $67 million, $58 million and $64 million for 2018, 2017 and 2016, respectively.
Disaggregation of Revenue
In the following table, revenue is disaggregated by type of service and timing of revenue recognition. Service revenues are recognized over time and Equipment sales are point in time.

Year Ended December 31, 2018
(Dollars in millions)
Revenues from contracts with customers:
Retail service	$2,623
Inbound roaming	154
Other service	135
Service revenues from contracts with customers	2,912
Equipment sales	989
Total revenues from contracts with customers[1]	$3,901

[1]	These amounts do not include revenues outside the scope of ASU 2014-09; therefore, revenue line items in this table will not agree to amounts presented in the Consolidated Statement of Operations.
Contract Balances
For contracts that involve multiple element service and equipment offerings, the transaction price is allocated to each performance obligation based on its relative standalone selling price. When payment is collected in advance of delivery of goods or services, a contract liability is recorded. A contract asset is recorded when revenue is recognized in advance of U.S. Cellular’s right to receive consideration. Once there is an unconditional right to receive the consideration, U.S. Cellular bills the customer under the terms of the respective contract and the amounts are recorded as receivables.
U.S. Cellular recognizes Equipment sales revenue when the equipment is delivered to the customer and a corresponding contract asset or liability is recorded for the difference between the amount of revenue recognized and the amount billed to the customer in cases where discounts are offered. The contract asset or liability is reduced over the contract term as service is provided and billed to the customer.
The accounts receivable balance related to amounts billed and not paid on contracts with customers, net of allowances, is shown in the table below. Bad debts expense recognized for the year ended December 31, 2018, related to receivables was $94 million.

December 31, 2018
(Dollars in millions)
Accounts receivable
Customer and agents	$908
Roaming	20
Other	32
Total[1]	$960

[1]
These amounts do not include accounts receivable related to revenues outside the scope of ASU 2014-09; therefore, accounts receivable line items presented in this table will not agree to amounts presented in the Consolidated Balance Sheet.

The following table provides a rollforward of contract assets from contracts with customers, which are recorded in Other current assets and Other assets and deferred charges in the Consolidated Balance Sheet.

Contract Assets
(Dollars in millions)
Balance at December 31, 2017	$—
Change in accounting policy	26
Contract additions	23
Terminated contracts	(1)
Reclassified to receivables	(39)
Balance at December 31, 2018	$9
The following table provides a rollforward of contract liabilities from contracts with customers, which are recorded in Customer deposits and deferred revenues and Other deferred liabilities and credits in the Consolidated Balance Sheet.

Contract Liabilities
(Dollars in millions)
Balance at December 31, 2017	$—
Change in accounting policy - Deferred revenues reclassification[1]	167
Change in accounting policy - Retained earnings impact	(21)
Contract additions	154
Terminated contracts	(2)
Revenue recognized	(135)
Balance at December 31, 2018	$163

[1]	This amount represents U.S. Cellular's obligation to transfer goods or services to customers for which it had received payment and classified as deferred revenue at December 31, 2017.
Transaction price allocated to the remaining performance obligations
The following table includes estimated service revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. These estimates represent service revenue to be recognized when wireless services are delivered to customers pursuant to service plan contracts. These estimates are based on contracts in place as of December 31, 2018, and may vary from actual results due to future contract modifications. As a practical expedient, revenue related to contracts of less than one year, generally month-to-month contracts, are excluded from these estimates.

Service Revenue
(Dollars in millions)
2019	$236
2020	47
Thereafter	15
Total	$298

U.S. Cellular has certain contracts in which it bills an amount equal to a fixed per-unit price multiplied by a variable quantity (e.g., roaming agreements with other carriers). Because U.S. Cellular invoices for such items in an amount that corresponds directly with the value of the performance completed to date, U.S. Cellular may recognize revenue in that amount. As a practical expedient, these contracts are excluded from the estimate of future revenues expected to be recognized related to performance obligations that are unsatisfied as of the end of a reporting period.
Contract Cost Assets
U.S. Cellular expects that incremental commission fees paid as a result of obtaining contracts are recoverable and therefore U.S. Cellular capitalizes these costs. As a practical expedient, costs with an amortization period of one year or less are not capitalized. The contract cost asset balance related to commission fees was $139 million at December 31, 2018, and was recorded in Other assets and deferred charges in the Consolidated Balance Sheet. Capitalized commission fees are amortized based on the transfer of the goods or services to which the assets relate, typically the contract term which ranges from fourteen months to thirty months. Amortization of contract cost assets was $108 million for the year ended December 31, 2018, and was included in Selling, general and administrative expense. There was no impairment loss recognized for the year ended December 31, 2018, related to contract cost assets.